Cover	Mar. 08, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Second Amendment") is being filed by TerrAscend Corp. (the “Company”) to amend its Current Report on Form 8-K (the “Original 8-K”) previously filed with the U.S. Securities and Exchange Commission (the "SEC") on March 14, 2022, as amended by the Current Report on Form 8-K/A (the “First Amendment” and, together with the Original 8-K, the “Prior 8-K”) filed with the SEC on May 24, 2022, relating to the consummation of the acquisition of Gage Growth Corp. ("Gage") on March 8, 2020. The Company is filing this Second Amendment to amend, restate and supersede in its entirety: (i) the audited consolidated financial statements of Gage for the year ended December 31, 2021, referred to in Item 9.01(a) below; and (ii) the unaudited proforma condensed combined financial statements of the Company for the year ended December 31, 2021, after giving effect to the acquisition of Gage, referred to in Item 9.01(b) below. Additionally, the Company is filing this Second Amendment to include the Independent Auditor’s Opinion on the Gage financial statements contained in Item 9.01(a) and related footnotes. This Amendment should be read in conjunction with the Prior Form 8-K and the Company's other filings with the SEC. Except as provided herein, all information in the Prior Form 8-K remains unchanged.
Document Period End Date	Mar. 08, 2022
Entity File Number	000-56363
Entity Registrant Name	TerrAscend Corp.
Entity Central Index Key	0001778129
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	3610 Mavis Road
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L5C 1W2
City Area Code	855
Local Phone Number	837-7295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false